MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
1
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 93.4%
Consumer Discretionary - 15.6%
20,000 Cracker Barrel Old Country Store,
Inc. $ 1,240,000
5,000 eBay, Inc. 458,750
60,000 El Pollo Loco Holdings, Inc.
(a)
618,000
12,500 H&R Block, Inc. 679,250
6,000 Mohawk Industries, Inc.
(a)
687,060
8,000 Williams-Sonoma, Inc. 1,496,400
17,500 Winnebago Industries, Inc. 520,100
5,699,560
Consumer Staples - 15.5%
20,000 Alico, Inc. 645,600
12,500 General Mills, Inc. 612,250
17,500 Kenvue, Inc. 375,200
4,500 Kimberly-Clark Corp. 560,790
22,500 Lamb Weston Holdings, Inc. 1,284,075
7,000 Target Corp. 703,500
10,000 The Estee Lauder Cos., Inc. 933,400
5,000 The Kraft Heinz Co. 137,300
2,750 The Procter & Gamble Co. 413,793
5,665,908
Energy - 3.5%
10,500 ONEOK, Inc. 862,155
3,500 Phillips 66 432,530
1,294,685
Financials - 7.5%
5,000 CNA Financial Corp. 221,650
12,500 Equitable Holdings, Inc. 641,875
18,500 Farmers National Banc Corp. 250,490
14,500 MetLife, Inc. 1,101,275
15,000 Old Republic International Corp. 542,550
2,757,840
Health Care - 9.7%
3,000 Abbott Laboratories 378,570
10,000 Bristol-Myers Squibb Co. 433,100
12,500 Hologic, Inc.
(a)
835,250
12,000 Merck & Co., Inc. 937,440
11,000 Revvity, Inc. 966,900
3,551,260
Industrials - 21.6%
3,500 Curtiss-Wright Corp. 1,715,770
7,500 Emerson Electric Co. 1,091,325
2,500 Hubbell, Inc. 1,093,700
43,000 MillerKnoll, Inc. 816,140
4,250 Rockwell Automation, Inc. 1,494,768
10,500 The Gorman-Rupp Co. 432,180
6,500 Westinghouse Air Brake
Technologies Corp. 1,248,325
7,892,208
Information Technology - 17.9%
1,150 Adobe, Inc.
(a)
411,343
4,000 Akamai Technologies, Inc.
(a)
305,240
10,000 Cognizant Technology Solutions
Corp., Class A 717,600
15,000 Coherent Corp.
(a)
1,614,000
12,500 Corning, Inc. 790,500
3,000 F5, Inc.
(a)
940,260
20,000 Kulicke & Soffa Industries, Inc. 655,200
22,000 NetScout Systems, Inc.
(a)
471,240
3,500 Texas Instruments, Inc. 633,710
6,539,093
Shares Security Description Value
Materials - 1.2%
1,500 Air Products and Chemicals, Inc. $ 431,820
Utilities - 0.9%
3,000 WEC Energy Group, Inc. 327,240
Total Common Stock (Cost $24,938,724) 34,159,614
Shares Security Description Value
Money Market Fund - 6.1%
2,238,170 First American
Treasury Obligations
Fund, Class X, 4.21%
(b)
(Cost $2,238,170) 2,238,170
Investments, at value - 99.5% (Cost $27,176,894) $ 36,397,784
Other Assets & Liabilities, Net - 0.5% 194,060
Net Assets - 100.0% $ 36,591,844
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of July 31, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 36,397,784
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 36,397,784

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
2
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.